Investments at Fair Value	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	Investments at Fair Value
The Plan carries certain assets in its Statements of Net Assets Available for Benefits at fair value.
The fair value hierarchy is based on the quality of inputs used to measure fair value, with Level 1 being the highest quality and Level 3 being the lowest quality. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying Statements of Net Assets Available for Benefits, as well as the general classification of such instruments pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the year ended December 31, 2025.

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include common stock and mutual funds. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. In certain cases where Level 1 inputs are not available, securities or other investments would be classified within Level 2 or Level 3 of the hierarchy. The Plan had no Level 2 or Level 3 investments at December 31, 2025 or 2024.

There are no assets or liabilities measured at fair value on a nonrecurring basis.
The following table presents the fair value measurements of assets recognized in the accompanying Statements of Net Assets Available for Benefits measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024.

	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
December 31, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common Stock	$25,069,857	25,069,857	—	—
Mutual Funds	206,687,735	206,687,735	—	—
Self-directed brokerage fund	5,171,145	5,171,145
Total assets in fair value hierarchy	236,928,737	236,928,737	—	—
Investments measured at NAV [1]	16,727,821	—	—	—
Investments at Fair Value	$253,656,558	236,928,737	—	—
December 31, 2024
Common Stock	$25,685,310	25,685,310	—	—
Mutual Funds	169,796,520	169,796,520	—	—
Self-directed brokerage fund	1,776,956	1,776,956
Total assets in fair value hierarchy	197,258,786	197,258,786	—	—
Investments measured at NAV [1]	16,752,607	—	—	—
Investments at Fair Value	$214,011,393	197,258,786	—	—

[1] Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Net Assets Available for Benefits.

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025.

	December 31, 2025	December 31, 2024	Unfunded Commitments	Redemption Frequency
Managed Income Portfolio II Class 1	16,727,821	16,752,607	—	Daily